Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.73%
Past 5 years	8.03%
Past 10 years	8.29%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.91%
Past 5 years	6.51%
Past 10 years	6.73%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.86%
Past 5 years	6.02%
Past 10 years	6.27%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.32%
Past 5 years	8.46%
Past 10 years	8.26%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.98%
Past 5 years	8.28%
Past 10 years	8.28%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.45%
Past 5 years	9.58%
Past 10 years	9.18%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.57%
Past 5 years	9.73%
Since Inception	10.59%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SP004
Average Annual Return:
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%

[1]	A From February 1, 2017 .